Ultra Short Government Fund
Ultra Short Government Fund
Investment Objective
The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ultra Short Government Fund Ultra Short Government Fund - Institutional Class
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ultra Short Government Fund Ultra Short Government Fund - Institutional Class
Management fees	0.30%
Distribution (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	(0.40%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.20%
[1]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to 0.20% of the Institutional Class shares' average daily net assets through July 31, 2019. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.  The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class | USD ($)	20	152	295	712

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of the portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities.  The balance of the Fund’s assets may be invested in U.S. dollar-denominated investment grade debt securities, including corporate debt securities, mortgage-backed securities and asset backed securities.  We consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms.  The Fund may invest in securities that are unrated if we determine that such securities are of investment grade quality.  The Fund may also invest in government money market funds or exchange traded funds which invest substantially all of their assets in U.S. government securities.

The Fund may invest in debt securities of all maturities, but expects to limit its average effective duration to one year or less.  The average effective duration of the Fund’s portfolio as of June 30, 2018 was 0.28 years.  “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates.  The longer the duration of the Fund’s overall portfolio (or an individual debt security), the more sensitive its market price will be to changes in interest rates.  For example, if interest rates increase by 1%, the market price of a debt security with a duration of 1 year will generally decrease by approximately 1%.  Conversely, a 1% decline in interest rates will generally result in an increase of approximately 1% of that security’s market price.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates are currently low by historical standards.  In the past few years, the Board of Governors of the Federal Reserve System (the “Fed”) has gradually raised the “federal funds rate,” and the Fed has indicated that additional increases to this rate are likely.  During periods of rising interest rates, the Fund is subject to heightened levels of interest rate risk.  Interest rate increases may have sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities can have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants.  The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk   Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool.  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and their debt and mortgage-backed securities are neither guaranteed nor insured by the U.S. Government.  Fannie Mae and Freddie Mac were placed in conservatorship in 2008, so these entities are now supported by the U.S. Government, but no assurance can be given as to whether this support will continue.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index.  The ICE BofAML 6-Month Treasury Bill Index, the Fund’s benchmark, is generally representative of the market for U.S. Treasury Bills.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Effective December 16, 2016, the Fund revised its principal investment strategies and policies to permit the Fund to invest in a diversified portfolio of short-term debt securities and to have a fluctuating net asset value.  Prior to December 16, 2016, the Fund operated as a “government money market fund” as defined under Rule 2a-7 of the Investment Company Act of 1940 and maintained a stable net asset value of $1.00 per share.  The Fund’s past performance in the bar chart and table for periods prior to December 16, 2016 reflect the Fund’s prior principal investment strategies and policies and may not be indicative of future performance results. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns—Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2018 was 0.72%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	1st Quarter 2008	0.76%
Worst Quarter	3rd Quarter 2015	0.00%

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Returns - Ultra Short Government Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Ultra Short Government Fund - Institutional Class	[1]	0.76%	0.19%	0.34%
After Taxes on Distributions | Ultra Short Government Fund - Institutional Class	[1]	0.43%	0.11%	0.21%
After Taxes on Distributions and Sale of Fund Shares | Ultra Short Government Fund - Institutional Class	[1]	0.43%	0.11%	0.21%
ICE BofAML 6-Month Treasury Bill Index		0.95%	0.43%	0.71%
[1]	Returns prior to December 16, 2016 were achieved while the Fund was operated as a government money market fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).